Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 112,246	$ 53,613	$ 170,323
Short-term investments	95,358	77,656	17,766
Receivables from collaborations	3,494	662	955
Prepaid expenses and other current assets	3,970	2,982	471
Total current assets	215,068	134,913	189,515
Property and equipment, net	2,516	2,861	3,888
Long-term investments	27,586	6,115
Other assets	220	2,112
Total assets	245,390	146,001	193,403
Current liabilities:
Accounts payable	4,676	4,840	2,823
Accrued compensation and employee benefits	1,673	1,860	2,840
Accrued and other liabilities	16,325	7,399	4,034
Deferred revenue - current portion	6,696	4,042	9,924
Convertible preferred stock warrant liability		683	766
Total current liabilities	29,370	18,824	20,387
Deferred revenue - noncurrent portion	337		59,544
Other long-term liabilities	1,087	1,466	2,297
Total liabilities	30,794	20,290	82,228
Commitments and contingencies
Convertible preferred stock		317,280	317,280
Stockholders' (deficit):
Preferred stock, $0.001 par value. 5,000,000 shares authorized at June 30, 2013; Zero issued and outstanding
Common stock	35	1	1
Additional paid-in capital	456,657	10,717	7,581
Accumulated deficit	(242,060)	(202,320)	(213,686)
Accumulated other comprehensive income (loss)	(36)	33	(1)
Total stockholders' (deficit)	214,596	(191,569)	(206,105)
Total liabilities, convertible preferred stock and stockholders' (deficit)	$ 245,390	$ 146,001	$ 193,403